Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangibles assets and goodwill

10 Intangible assets and goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2022 and 2021 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2020	14,022	30,990	1,921	46,933
Additions	100	1,376	—	1,476
Impairment loss	—	—	—	—
Disposals	(22)	(168)	—	(190)
Effect of translation adjustments	16	38	—	54
Cost as at December 31, 2021	14,116	32,236	1,921	48,273
Additions	164	1,010	—	1,174
Impairment loss	—	—	—	—
Disposals	—	(120)	—	(120)
Impairment reversal	—	1	—	1
Effect of translation adjustments	(3)	40	—	37
Cost as at December 31, 2022	14,277	33,167	1,921	49,365

Accumulated amortisation as at December 31, 2020	(13,605)	(29,571)	—	(43,176)
Amortisation	(140)	(950)	—	(1,090)
Disposals	22	166	—	188
Effect of translation adjustments	(12)	(37)	—	(49)
Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)
Amortisation	(164)	(867)	—	(1,031)
Disposals	2	84	—	86
Effect of translation adjustments	—	(39)	—	(39)
Accumulated amortisation as at December 31, 2022	(13,897)	(31,214)	—	(45,111)

Net book value as at December 31, 2020	417	1,419	1,921	3,757
Net book value as at December 31, 2021	381	1,844	1,921	4,146
Net book value as at December 31, 2022	380	1,953	1,921	4,254

As at December 31, 2022 and 2021, goodwill of 1,921 only relates to the “Italy – retail stores” CGU. It arose on the 2017 acquisition by the Parent of three “Divani&Divani by Natuzzi” stores located in the North East of Italy. This acquisition was performed with a related party at arm’s length conditions.

As result of such impairment tests in 2022, no impairment losses have emerged on goodwill.

With reference to goodwill, since it is allocated to specific DOS, the Group has carried out an impairment test on property, plant and equipment, right-of-use assets as well as the goodwill for each cash-generating unit (CGU) of directly managed retail stores.

Further, the cash flows included specific estimates for five years and a long-term growth rate thereafter. Cash flows projections have been approved by the Board of Directors. For additional information on the impairment assessment, reference should be made to note 8.

Impairment tests have been performed on goodwill in 2022, 2021 and 2020.

Research and development costs recognised as an expense for the years ended December 31, 2022, 2021 and 2020 amount to 3,521, 3,270 and 3,137, respectively.